Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provisions [abstract]
Provisions (Table)
Amount
Balance as at January 1, 2020	$416
Arising during the year	139
Utilized	(104)
Balance as at December 31, 2020	$451
Arising during the year	110
Balance as at December 31, 2021	$561